Intangible Assets (Details Narrative)	1 Months Ended	6 Months Ended
	Apr. 25, 2024 USD ($) Integer	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)
IfrsStatementLineItems [Line Items]
Number of ADSs issued | Integer	378,163
Amount forgiven	$ 250,000
Quarterly payments		£ 1,997	$ 2,494
Liability	3,100,000	£ 5,241,000		£ 5,864,000
Emtora [Member]
IfrsStatementLineItems [Line Items]
Quarterly payments	$ 250,000		$ 250,000